Expense Example, No Redemption - Class A C and R6 Shares - Federated Hermes Global Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	1,124	2,254	3,358	6,013	680	2,001	3,274	6,255	574	1,708	2,826	5,546